Equity Note [Text Block]	12 Months Ended
Dec. 31, 2013
Equity Note [Text Block]

17. Equity

Common Stock

Our common stock has a par value of $0.01 and there are 1,547,779 shares authorized for issuance as of December 31, 2013. Our common stock is not registered with the Securities and Exchange Commission, and there is no established public trading market for the shares. Treasury held 63.4% of Ally common stock as of December 31, 2013. The following table presents changes in the number of shares issued and outstanding.

(in shares)	2013	2012	2011
Common stock
January 1,	1,330,970	1,330,970	1,330,970
New issuances
Private placement (a)	216,667	—	—

December 31,	1,547,637	1,330,970	1,330,970

(a)	On November 20, 2013, Ally completed its private placement of its common stock for an aggregate price of $1.3 billion.

Preferred Stock

Series F-2 Mandatorily Convertible Preferred Stock held by U.S. Department of Treasury

On December 30, 2009, Ally entered into a Securities Purchase and Exchange Agreement (the Purchase Agreement) with Treasury, pursuant to which a series of transactions occurred resulting in Treasury acquiring 228,750,000 shares of Ally’s newly issued Fixed Rate Cumulative Mandatorily Convertible Preferred Stock, Series F-2 (the New MCP), with a total liquidation preference of $11.4 billion. On December 30, 2010, Treasury converted 110,000,000 shares of the New MCP into 531,850 shares of Ally common stock. The conversion occurred at an agreed upon rate that exceeded the initial conversion rate as defined in Exhibit H to the Ally Certificate of Incorporation.

On November 20, 2013, Ally completed its private placement of an aggregate of 216,667 shares of its common stock for an aggregate price of $1.3 billion and its repurchase of all 118,750,000 outstanding shares of the New MCP, held by Treasury, including payment for the elimination or relinquishment of any right to receive additional shares of common stock to be issued pursuant to Section 6(a)(i)(B) of the certificate of designations of the New MCP. Ally paid to Treasury a total of approximately $5.9 billion for the repurchase of the New MCP and Treasury’s elimination of its share adjustment right in connection with the New MCP.

Series A Preferred Stock

On March 1, 2011, pursuant to a registration rights agreement between Ally and GM, GM notified Ally of its intent to sell shares of Ally’s existing Fixed Rate Perpetual Preferred Stock, Series A (Existing Series A Preferred Stock), held by a subsidiary of GM. On March 25, 2011, Ally filed a Certificate of Amendment of Amended and Restated Certificate of Incorporation (the Amendment) with the Secretary of State of the State of Delaware. Pursuant to the Amendment, Ally’s Certificate of Incorporation, which included the terms of the Existing Series A Preferred Stock, was amended to modify certain terms of the Existing Series A Preferred Stock. As part of the Amendment, the Existing Series A Preferred Stock was redesignated as Ally’s Fixed Rate / Floating Rate Perpetual Preferred Stock, Series A (the Amended Series A Preferred Stock) and the liquidation amount was reduced from $1,000 per share to $25 per share. The Amendment, and a corresponding amendment to Ally’s bylaws, also increased the authorized number of shares of Amended Series A Preferred Stock to 160,870,560 shares, which was adjusted to account for the decreased liquidation amount per share. The total number of shares outstanding following the Amendment is 40,870,560 shares.

Immediately following the Amendment, the subsidiary of GM that held all of the outstanding Amended Series A Preferred Stock sold 100% of the stock in an offering registered with the SEC. Ally did not receive any proceeds from the sale.

Holders of the Amended Series A Preferred Stock are entitled to receive, when, and if declared by Ally, noncumulative cash dividends. Beginning March 25, 2011, to but excluding May 15, 2016, dividends accrue at a fixed rate of 8.5% per annum. Beginning on May 15, 2016, dividends will accrue at a rate equal to three-month London interbank offer rate (LIBOR) plus 6.243%, commencing on August 15, 2016, in each case on the 15th day of February, May, August, and November. Dividends will be payable to holders of record at the close of business on the preceding February 1, May 1, August 1, or November 1, as the case may be, or on such other date, not more than seventy calendar days prior to the dividend payment date, as will be fixed by the Ally Board of Directors. In the event that dividends with respect to a dividend period have not been paid in full on the dividend payment date, we will be prohibited, subject to certain specified exceptions, from (i) redeeming, purchasing or otherwise acquiring, any stock that ranks on a parity basis with, or junior in interest to, the Amended Series A Preferred Stock; (ii) paying any dividends or making any distributions with respect to any stock that ranks junior in interest to the Amended Series A Preferred Stock, until such time as Ally has paid the dividends payable on shares of the Amended Series A Preferred Stock with respect to a subsequent dividend period; and (iii) declaring or paying any dividend on any stock ranking on a parity basis with the Amended Series A Preferred Stock, subject to certain exceptions.

The holders of the Amended Series A Preferred Stock do not have voting rights other than those set forth in the certificate of designations for the Amended Series A Preferred Stock included in Ally’s Certificate of Incorporation. Ally may not redeem the Amended Series A Preferred Stock before May 15, 2016, and after such time the Amended Series A Preferred Stock may be redeemed in certain circumstances. In the event of any liquidation, dissolution or winding up of the affairs of Ally, holders of the Amended Series A Preferred Stock will be entitled to receive the liquidation amount per share of Amended Series A Preferred Stock and an amount equal to all declared, but unpaid dividends declared prior to the date of payment out of assets available for distribution, before any distribution is made for holders of stock that ranks junior in interest to the Amended Series A Preferred Stock, subject to the rights of Ally’s creditors.

The changes to the terms of the Existing Series A Preferred Stock pursuant to the terms of the Amendment were deemed substantive, and as a result, the transaction was accounted for as a redemption of the Existing Series A Preferred Stock and the issuance of the Amended Series A Preferred Stock. The Existing Series A Preferred Stock was removed at its carrying value, the Amended Series A Preferred Stock was recognized at its fair value, and the difference of $32 million was recorded as an increase to retained earnings, which impacted the income available to common stockholders used for the earnings per common share calculation.

Series G Preferred Stock

Effective June 30, 2009, we converted (the Conversion) from a Delaware limited liability company into a Delaware corporation in accordance with applicable law. In connection with the Conversion, the 7% Cumulative Perpetual Preferred Stock (the Blocker Preferred) of Preferred Blocker Inc. (PBI), a wholly owned subsidiary, was required to be converted into or exchanged for preferred stock. For this purpose, we had previously authorized for issuance its 7% Fixed Rate Cumulative Perpetual Preferred Stock, Series G (the Series G Preferred Stock). Pursuant to the terms of a Certificate of Merger, effective October 15, 2009, PBI merged with and into Ally with Ally continuing as the surviving entity. At that time, each share of the Blocker Preferred issued and outstanding immediately prior to the effective time of the merger was converted into the right to receive an equal number of newly issued shares of Series G Preferred Stock. In the aggregate, 2,576,601 shares of Series G Preferred Stock were issued to holders of the Blocker Preferred in connection with the merger. The Series G Preferred Stock ranks equally in right of payment with each of our outstanding series of preferred stock in accordance with the terms thereof.

The Series G Preferred Stock accrues dividends at a rate of 7% per annum. Dividends are payable quarterly, in arrears, only if and when declared by Ally’s Board of Directors. Subject to any other restrictions contained in the terms of any other series of stock or other agreements that Ally is or may become subject to, at Ally’s option and subject to Ally having obtained any required regulatory approvals, Ally may, subject to certain conditions, redeem the Series G Preferred Stock, in whole or in part, at any time or from time to time, upon proper notice given, at a redemption price equal to the liquidation amount plus the amount of any accrued and unpaid dividends thereon through the date of redemption. Further, so long as any shares of Series G Preferred Stock remain outstanding, if any shares of Parity Stock (as defined in the certificate of designation for the Series G Preferred Stock) are redeemed, then shares of the Series G Preferred Stock shall also be redeemed on a pro rata basis based on the aggregate liquidation amount of the Series G Preferred Stock and such Parity Stock. The Series G Preferred Stock generally is nonvoting other than class-voting on certain matters under certain circumstances including generally, the authorization of senior capital stock or amendments that adversely impact the Series G Preferred Stock. Ally is generally prohibited from making any Restricted Payments on or prior to January 1, 2014, and may only make Restricted Payments after January 1, 2014, if certain conditions are satisfied. For this purpose, Restricted Payments include, subject to certain exceptions, any dividend payment or distribution of assets on any common stock or any redemption, purchase, or other acquisition of any shares of common stock.

The following table summarizes information about our Series F-2, Series A, and Series G preferred stock.

December 31,	2013	2012
Mandatorily convertible preferred stock held by U.S. Department of Treasury
Series F-2 preferred stock
Carrying value ($ in millions)	$—	$5,685
Par value (per share)	0.01	0.01
Liquidation preference (per share)	50	50
Number of shares authorized	228,750,000	228,750,000
Number of shares issued and outstanding	—	118,750,000
Dividend/coupon	9%	9%
Preferred stock
Series A preferred stock (a)
Carrying value ($ in millions)	$1,021	$1,021
Par value (per share)	0.01	0.01
Liquidation preference (per share)	25	25
Number of shares authorized	160,870,560	160,870,560
Number of shares issued and outstanding	40,870,560	40,870,560
Dividend/coupon
Prior to May 15, 2016	8.5%	8.5%
On and after May 15, 2016	three month LIBOR + 6.243%	three month LIBOR + 6.243%
Series G preferred stock (b) (c)
Carrying value ($ in millions)	$234	$234
Par value (per share)	0.01	0.01
Liquidation preference (per share)	1,000	1,000
Number of shares authorized	2,576,601	2,576,601
Number of shares issued and outstanding	2,576,601	2,576,601
Dividend/coupon	7%	7%

(a)	Nonredeemable prior to May 15, 2016.

(b)	Pursuant to a registration rights agreement, we are required to maintain an effective shelf registration statement. In the event we fail to meet this obligation, we may be required to pay additional interest to the holders of the Series G Preferred Stock.

(c)	Redeemable beginning at December 31, 2011.